Parent Company Only Statements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash on deposit with Peoples Bank	$ 8,512	$ 9,875
Investment in Peoples Bank	19,832	10,676
Other assets	4,557	4,321
Total assets	691,845	651,758
Liabilities and stockholders' equity
Total liabilities	624,194	588,798
Common stock	361	361
Additional paid in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock	(1,055)	(1,142)
Total stockholders' equity	67,651	62,960	56,089
Total liabilities and stockholders' equity	691,845	651,758
Parent Company [Member]
Assets
Cash on deposit with Peoples Bank	1	1,191
Investment in Peoples Bank	67,321	62,601
Dividends receivable from Peoples Bank	539	425
Other assets	405	127
Total assets	68,266	64,344
Liabilities and stockholders' equity
Dividends payable	539	425
Other liabilities	76	959
Total liabilities	615	1,384
Common stock	361	361
Additional paid in capital	5,189	5,173
Accumulated other comprehensive income	2,339	2,536
Retained earnings	60,817	56,032
Treasury stock	(1,055)	(1,142)
Total stockholders' equity	67,651	62,960
Total liabilities and stockholders' equity	$ 68,266	$ 64,344